Schedule of third party and general and administrative expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total	€ 5,705,030	€ 2,296,596	€ 901,765
Compensation [Member]
Related Party Transaction [Line Items]
Total	2,562,854	920,801	490,626
Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	781,817	390,134	239,861
Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total	171,380	52,230	64,430
Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	1,256,507	85,580	39,087
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	593,788	675,688	61,143
Other [Member]
Related Party Transaction [Line Items]
Total	338,684	172,163	6,618
Third Parties [Member]
Related Party Transaction [Line Items]
Total	4,414,381	1,706,878	587,240
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	1,293,880	353,177	191,998
Third Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	781,817	390,134	239,861
Third Parties [Member] | Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total	171,380	52,230	64,430
Third Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	1,241,692	71,181	24,685
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	593,788	675,688	59,648
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	331,824	164,468	6,618
Related Parties [Member]
Related Party Transaction [Line Items]
Total	1,290,649	589,718	314,525
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	1,268,974	567,624	298,628
Related Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	14,815	14,399	14,402
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total			1,495
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	€ 6,860	€ 7,695